Business combinations - Summary Provisional Fair Value of Identifiable Net Assets Acquired (Detail) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Oct. 26, 2021 GBP (£)	Dec. 31, 2020 GBP (£)		Dec. 31, 2020 USD ($)	Jun. 30, 2020 GBP (£)	[1]
Non-current liabilities
Goodwill	£ 364.8		£ 184.3	[1]		£ 195.0
Total consideration			7.7		$ 10.2
Consideration
Total consideration			£ 7.7		$ 10.2
Bio Vision Acquisition [Member]
Non-current assets
Intangible assets	80.6
Property, plant and equipment	0.8
Right-of-use assets	1.9
Deferred tax asset	0.3
Current assets
Inventory	8.1
Trade and other receivables	3.3
Cash and cash equivalents	10.0
Current liabilities
Trade and other payables	(2.3)
Lease liabilities	(1.7)
Non-current liabilities
Deferred tax liabilities	(23.6)
Lease liabilities	(0.6)
Total identifiable assets acquired	76.8
Goodwill	177.0
Total consideration	253.8
Consideration
Total consideration	253.8
Adjustment for settlement of pre-existing relationship	1.4
Adjustment for working capital claim	1.1	£ 1.1
Consideration paid in cash	£ 256.3

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.